Document And Entity Information	Nov. 13, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2024
Entity Registrant Name	ROADZEN INC.
Entity Central Index Key	0001868640
Entity Emerging Growth Company	true
Entity File Number	001-41094
Entity Incorporation, State or Country Code	D8
Entity Tax Identification Number	98-1600102
Entity Address, Address Line One	111 ANZA BLVD
Entity Address, Address Line Two	SUITE 109
Entity Address, City or Town	BURLINGAME
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	(347)
Local Phone Number	745-6448
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	RDZN
Security Exchange Name	NASDAQ
Warrants, Each Warrant Exercisable for One Ordinary Share, Each at An Exercise Price of $11.50 per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	RDZNW
Security Exchange Name	NASDAQ